Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,517,248	$ 1,504,056
Less: accumulated depreciation	(667,966)	(477,763)	$ (294,763)
Equipment, net	849,282	1,026,293	$ 1,544,271
Computers and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	187,008	175,008
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	11,938	11,938
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,113	6,113
Software [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	473,389	472,197
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 838,800	$ 838,800